Cover	Aug. 26, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This current report on Form 8-K/A (the “Amendment”) amends and supplements the current report on Form 8-K filed by BioRestorative Therapies, Inc. (the “Company”) with the U.S. Securities and Exchange Commission (the “SEC”) on September 2, 2026 (the “Original Form 8-K”). The purpose of the Amendment is to provide additional clarifying information under Item 4.01 of the Original Form 8-K regarding (i) reportable events (within the meaning of Item 304(a)(1)(v) of Regulation S-K) discussions with CBIZ CPAs P.C., (ii) an investigation being performed by the Company’s audit committee, and (iii) the scope of the Company’s engagement of Bush & Associates CPA. No other changes have been made to the Original Form 8-K. You should read this Amendment with the Original Form 8-K for information regarding the other items reported in the Original Form 8-K.
Document Period End Date	Aug. 26, 2026
Entity File Number	001-37603
Entity Registrant Name	BIORESTORATIVE THERAPIES, INC.
Entity Central Index Key	0001505497
Entity Tax Identification Number	30-1341024
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	40 Marcus Drive
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	631
Local Phone Number	760-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BRTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false